Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
Other expenses	$ (10)	$ (10)	$ (10)
Total	(73)	(61)	(55)
Income and gains
Other revenue	0	0	0
Total	17	14	12
LIABILITIES
Total	427	170
ASSETS
Total	22	15
Other related parties
LIABILITIES
Total	$ 2	2
Xavier Niel
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired	42.20%
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	$ 192	133
ASSETS
Total	19	12
EPM | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	(57)	(47)	(45)
Income and gains
Sale of goods and services	16	14	12
LIABILITIES
Total	38	32
ASSETS
Total	$ 2	3
EPM | Colombia
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%
Atlas Group | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	$ (6)	(4)	0
Income and gains
Sale of goods and services	0	0	$ 0
LIABILITIES
Total	$ 195	$ 2